Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.9%
Goldman Sachs Physical Gold ETF*	1,084,656	$21,850,395
EQUITY – 64.9%
Consumer Staples Select Sector SPDR Fund(a)	605,414	44,146,789
Financial Select Sector SPDR Fund	854,266	33,111,350
JPMorgan Equity Premium Income ETF	389,942	21,821,154
Utilities Select Sector SPDR Fund	715,477	43,966,062
		143,045,355
FIXED INCOME – 25.0%
Janus Henderson AAA CLO ETF	429,275	21,738,486
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF(a)	869,900	22,260,741
Vanguard Intermediate-Term Bond ETF	143,451	10,961,091
		54,960,318
TOTAL EXCHANGE-TRADED FUNDS
(Cost $219,469,844)		219,856,068

SHORT-TERM INVESTMENTS – 5.9%

Dreyfus Institutional Preferred Government Money Market Fund, 5.29%(b)	12,463,300	12,463,300
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	628,193	628,193
		13,091,493
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,091,493)		13,091,493
TOTAL INVESTMENTS – 105.7%
(Cost $232,561,337)		232,947,561
Liabilities in Excess of Other Assets – (5.7%)		(12,582,022)
TOTAL NET ASSETS – 100.0%		$220,365,539

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $12,219,823; the aggregate market value of the collateral held by the fund is $12,463,300.
(b)	The rate is the annualized seven-day yield at period end.